Stock-Based Compensation - Fair Value of Options Estimated on Date of Grant Using Black-Scholes Option Pricing Model (Detail)	9 Months Ended
Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years
Expected volatility	80.30%
Expected dividend yield	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.69%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.73%